Income Taxes, Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Unrecognized Tax Benefits [Roll Forward]
Beginning balance of unrecognized tax benefits	$ 5,012	$ 1,766	$ 138
Additions related to the current year	1,723	3,246	1,628
Decreases related to prior year tax positions	(1,734)	0	0
Ending balance of unrecognized tax benefits	5,001	$ 5,012	$ 1,766
Unrecognized tax benefits that would impact effective tax rate, if recognized	0
Interest and penalties on unrecognized tax benefits	$ 0